Securities Held to Maturity - Schedule of Securities Unrealized Loss Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	$ (64)	$ (247)
Fair Value, Less Than Twelve Months	23,976	26,925
Gross Unrealized Loss, More Than Twelve Months	(72)	(43)
Fair Value, More Than Twelve Months	7,996	1,965
Federal Home Loan Bank Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(13)	(111)
Fair Value, Less Than Twelve Months	7,055	9,948
Gross Unrealized Loss, More Than Twelve Months	(37)
Fair Value, More Than Twelve Months	3,995
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(50)	(136)
Fair Value, Less Than Twelve Months	14,957	16,977
Gross Unrealized Loss, More Than Twelve Months	(35)	(43)
Fair Value, More Than Twelve Months	4,001	1,965
Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(1)
Fair Value, Less Than Twelve Months	$ 1,964